12. PRODUCT REGISTRATION AND DEVELOPMENT: Schedule of Product Registration and Development (Details) - CAD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Details
Payroll		$ 0	$ 126,859	$ 168,964	$ 0
Product registration and licensing fees		930	115,444	39,820	56,143
Product registration and development	[1]	$ 930	$ 242,303	$ 208,784	$ 56,143

[1]	Note 12.